Fair Value Measurements - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - $ / shares		3 Months Ended				6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 12, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Stock price (in Dollars per share)	$ 9.49	$ 9.92	$ 10.02	$ 9.92	$ 9.52	$ 9.99	$ 9.49	$ 10.12
Term until business combination (in years)	1 year 6 months	4 months 6 days	7 months 6 days	10 months 6 days	1 year 1 month 6 days	2 months 15 days	1 year 4 months 6 days	4 months 6 days
Volatility
Pre-merger	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Post-merger	25.00%	36.01%	24.92%	21.86%	25.00%	27.64%	25.00%	36.01%
Risk-free interest rate	1.80%	0.41%	0.34%	0.38%	0.47%	0.91%	1.79%	0.41%
Expected dividend yield
Probability of completing a business combination	65.00%	65.00%	65.00%	65.00%	65.00%	95.00%	65.00%	65.00%